Credit Facilities and Guarantees (Tables)	12 Months Ended
Jun. 28, 2015
Debt Disclosure [Abstract]
Schedule of Outstanding Borrowings Under the Credit Facilities

Outstanding borrowings under the credit facilities referenced in the above paragraph were as follows (thousands of dollars):

	June 28, 2015	June 29, 2014
STRATTEC Credit Facility	$7,000	$—
ADAC-STRATTEC Credit Facility	$3,000	$2,500

Schedule of Average Outstanding Borrowings and the Weighted Average Interest Rate

Average outstanding borrowings and the weighted average interest rate under each such credit facility during 2015 and 2014 were as follows (thousands of dollars):

	Average Outstanding Borrowings		Weighted Average Interest Rate
	2015	2014	2015	2014
STRATTEC Credit Facility	$2,288	$—	1.2%	—%
ADAC-STRATTEC Credit Facility	$3,666	$2,643	1.2%	1.7%